Accounts Receivable, Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Credit period of accounts receivable	90 days
Accounts receivable	$ 7,695	$ 2,237
Minimum [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Credit period of accounts receivable	0 days
Maximum [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Credit period of accounts receivable	90 days
Accounting Receivable Equal To Greater Than 90 Days Past Due [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Accounts receivable	$ 2,037	$ 1,030